                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07694
                                  ---------------------------------------------

                Morgan Stanley Emerging Markets Debt Fund, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-221-6726
                                                   ----------------------------

Date of fiscal year end:  12/31
                        --------------------------
Date of reporting period:  6/30/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                                            SEMI-ANNUAL REPORT

MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

DIRECTORS                                                   JUNE 30, 2004
CHARLES A. FIUMEFREDDO        JOSEPH J. MCALINDEN
MICHAEL BOZIC                 VICE PRESIDENT
EDWIN J. GARN
WAYNE E. HEDIEN               BARRY FINK
JAMES F. HIGGINS              VICE PRESIDENT
DR. MANUEL H. JOHNSON
JOSEPH J. KEARNS              STEFANIE V. CHANG
MICHAEL NUGENT                VICE PRESIDENT
FERGUS REID
                              AMY R. DOBERMAN
OFFICERS                      VICE PRESIDENT
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD         JAMES W. GARRETT
                              TREASURER AND CHIEF
MITCHELL M. MERIN             FINANCIAL OFFICER        [MORGAN STANLEY LOGO]
PRESIDENT
                              MICHAEL J. LEARY
RONALD E. ROBISON             ASSISTANT TREASURER      MORGAN STANLEY
EXECUTIVE VICE PRESIDENT                               EMERGING MARKETS DEBT
AND PRINCIPAL EXECUTIVE       MARY E. MULLIN           FUND, INC.
OFFICER                       SECRETARY

INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

ADMINISTRATOR
JPMORGAN INVESTOR SERVICES COMPANY
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, New York 10030
1 (800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NEW YORK 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116

FOR ADDITIONAL FUND INFORMATION,
INCLUDING THE FUND'S NET ASSET VALUE PER
SHARE AND INFORMATION REGARDING THE
INVESTMENTS COMPRISING THE FUND'S
PORTFOLIO, PLEASE CALL 1-800-221-6726 OR
VISIT OUR WEBSITE AT
www.morganstanley.com/im.                             MORGAN STANLEY
                                                      INVESTMENT MANAGEMENT INC.
(C) 2004 MORGAN STANLEY                               INVESTMENT ADVISER

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

LETTER TO STOCKHOLDERS

                                 Overview

PERFORMANCE

For the six months ended June 30, 2004, the Morgan Stanley Emerging Markets Debt Fund, Inc. (the "Fund") had a total return, based on net asset value per share of -3.06%, compared to -2.27% for the J.P. Morgan Emerging Markets Bond Index Global (the "Index"). On June 30, 2004, the closing price of the Fund's shares on the New York Stock Exchange was $8.28, representing a 13.2% discount to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE

   - The spectre of higher interest rates in the U.S. triggered an unwinding of the so-called "carry trade", which led emerging market's spreads versus U.S. Treasuries to widen to a high of 549 basis points in May, up from a low of approximately 370 basis points in early January. This created a somewhat oversold condition, and spreads subsequently narrowed to 482 basis points by the end of June.

   - The Fund's performance benefited from an overweight in South Korea and Indonesia, both of which provided a degree of stability during the spring months when other areas of the market were in decline. An underweight in Ecuadorian debt also helped relative performance.

   - The Fund's overweight in Brazil early in the year detracted from performance; however, this weighting was trimmed significantly during the second quarter.

   - An underweight posture with respect to Turkey also hurt the Fund's performance. We believed that the country's debt was too high to justify an aggressive weighting, but underestimated the positive influence of prospective European Union membership on the country's fiscal management and investor confidence.

MANAGEMENT STRATEGIES

   - Going forward, we will continue to monitor the emerging markets and overall investment climate closely, and employ a disciplined approach in seeking to take advantage of opportunities as they arise.

   - We believe the Fund continues to be appropriate for investors seeking to add incremental income and an additional element of diversification to a well-rounded portfolio.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President--
Principal Executive Officer

                                                                       July 2004

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

STATEMENT OF NET ASSETS
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                 June 30, 2004 (unaudited)

                                                          FACE
                                                        AMOUNT       VALUE
                                                         (000)       (000)
--------------------------------------------------------------------------
DEBT INSTRUMENTS (98.8%)

ARGENTINA (2.7%)
SOVEREIGN (2.7%)
  Republic of Argentina
    2.438%, 3/31/23                             $     (a)2,910   $   1,542
    6.00%, 3/31/23                                    (a)1,724         879
    11.375%, 3/15/10                                    (a)420         126
    11.375%, 1/30/17                                    (a)639         188
    11.75%, 4/7/09                                    (a)4,530       1,314
    11.75%, 6/15/15                                     (a)310          93
  Republic of Argentina (Linked Variable Rate)
    82.329%, 4/10/05                               (a)(b)4,290       1,459
--------------------------------------------------------------------------
                                                                     5,601
==========================================================================
BRAZIL (15.7%)
SOVEREIGN (15.7%)
  Federative Republic of Brazil
    6.00%, 4/15/24                                    (b)1,490       1,155
    8.00%, 4/15/14                                   (c)11,528      10,613
    8.875%, 4/15/24                                      4,435       3,615
    11.00%, 8/17/40                                      5,690       5,370
    11.25%, 7/26/07                                      4,120       4,460
    14.50%, 10/15/09                                     6,360       7,441
--------------------------------------------------------------------------
                                                                    32,654
==========================================================================
BULGARIA (1.8%)
SOVEREIGN (1.8%)
  Republic of Bulgaria
    8.25%, 1/15/15                                    (d)1,699       1,984
  Republic of Bulgaria (Registered)
    8.25%, 1/15/15                                       1,490       1,739
--------------------------------------------------------------------------
                                                                     3,723
==========================================================================
CHILE (2.2%)
CORPORATE (2.2%)
  Empresa Nacional de Petroleo
    61.75%, 11/15/12                                  (d)4,170       4,484
==========================================================================
COLOMBIA (1.6%)
SOVEREIGN (1.6%)
  Republic of Colombia
    9.75%, 4/9/11                                        2,987       3,315
==========================================================================
INDIA (0.0%)
CORPORATE (0.0%)
  Surashtra Cement and Chemical Ltd.
    19.00% (expired maturity)                 INR (a)(e)30,000         @--
==========================================================================
INDONESIA (2.8%)
CORPORATE (2.8%)
  Pindo Deli Finance (Mauritius)
    10.75%, 10/1/07                             $ (a)(d)11,610   $   3,106
  Tjiwi Kimia Finance Mauritius Ltd.
    10.00%, 8/1/04                                    (a)2,130         804
  Tjiwi Kimia International Global Bond
    13.25% (expired maturity)                         (a)4,990       1,884
--------------------------------------------------------------------------
                                                                     5,794
==========================================================================
IRELAND (0.6%)
CORPORATE (0.6%)
  TRAC- X EM Ltd.
    6.50%, 12/23/08                                   (g)1,250       1,205
==========================================================================
IVORY COAST (0.1%)
SOVEREIGN (0.1%)
  Republic of Ivory Coast
    2.00%, 3/29/18                                    (a)2,045         317
==========================================================================
MALAYSIA (3.3%)
SOVEREIGN (3.3%)
  Government of Malaysia
    8.75%, 6/1/09                                        5,760       6,785
==========================================================================
MEXICO (20.4%)
CORPORATE (7.6%)
  Pemex Project Funding Master Trust
    2.82%, 6/15/10                                 (b)(d)4,250       4,280
    9.125%, 10/13/10                                     4,040       4,646
  Petroleos Mexicanos
    9.50%, 9/15/27                                       2,700       3,105
  Petroleos Mexicanos (Registered)
    8.625%, 12/1/23                                      1,740       1,801
  Satelites Mexicanos SA de CV, 'B'
    10.125%, 11/1/04                                  (a)4,533       1,926
--------------------------------------------------------------------------
                                                                    15,758
--------------------------------------------------------------------------
SOVEREIGN (12.8%)
  United Mexican States
    8.00%, 9/24/22                                       1,200       1,249
    8.125%, 12/30/19                                     4,110       4,408
    8.375%, 1/14/11                                  (c)10,210      11,563
    10.375%, 2/17/09                                     1,510       1,828
    11.375%, 9/15/16                                     2,620       3,668
    11.50%, 5/15/26                                      2,820       3,961
--------------------------------------------------------------------------
                                                                    26,677
--------------------------------------------------------------------------
                                                                    42,435
==========================================================================

   The accompanying notes are an integral part of the financial statements.    3

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 June 30, 2004 (unaudited)

                                                          FACE
                                                        AMOUNT       VALUE
                                                         (000)       (000)
--------------------------------------------------------------------------
NIGERIA (1.2%)
SOVEREIGN (1.2%)
  Central Bank of Nigeria
    6.25%, 11/15/20                             $     (f)3,000   $   2,580
--------------------------------------------------------------------------
PANAMA (1.7%)
SOVEREIGN (1.7%)
  Republic of Panama
    9.375%, 4/1/29                                       1,890       2,103
    9.625%, 2/8/11                                       1,370       1,524
--------------------------------------------------------------------------
                                                                     3,627
==========================================================================
PERU (2.4%)
SOVEREIGN (2.4%)
  Republic of Peru
    8.375%, 5/3/16                                         830         776
    9.875%, 2/6/15                                       3,960       4,158
--------------------------------------------------------------------------
                                                                     4,934
==========================================================================
PHILIPPINES (4.1%)
SOVEREIGN (4.1%)
  Republic of Philippines
    8.875%, 3/17/15                                      6,290       6,086
    9.875%, 1/15/19                                      2,360       2,360
--------------------------------------------------------------------------
                                                                     8,446
==========================================================================
QATAR (0.8%)
SOVEREIGN (0.8%)
  State of Qatar (Registered)
    9.75%, 6/15/30                                       1,260       1,744
==========================================================================
RUSSIA (21.8%)
SOVEREIGN (21.8%)
  Russian Federation
    5.00%, 3/31/30                                 (d)(f)4,684       4,301
  Russian Federation (Registered)
    5.00%, 3/31/30                                   (f)20,035      18,395
    8.25%, 3/31/10                                       3,760       4,056
    11.00%, 7/24/18                                      7,051       8,919
    12.75%, 6/24/28                                      6,580       9,590
--------------------------------------------------------------------------
                                                                    45,261
==========================================================================
SOUTH KOREA (5.6%)
CORPORATE (5.6%)
  Citigroup Global Markets Holdings, Inc.
    (South Korean Won Index Linked)
    5.30%, 10/5/05                                   (d)11,450      11,636
==========================================================================
TUNISIA (0.4%)
SOVEREIGN (0.4%)
  Banque Centrale de Tunisie
    7.375%, 4/25/12                                        750         821
==========================================================================
TURKEY (5.3%)
SOVEREIGN (5.3%)
  Republic of Turkey
    11.00%, 1/14/13                             $        7,290   $   7,983
    11.50%, 1/23/12                                      2,700       3,037
--------------------------------------------------------------------------
                                                                    11,020
==========================================================================
VENEZUELA (4.3%)
SOVEREIGN (4.3%)
  Republic of Venezuela
    9.25%, 9/15/27                                       3,280       2,788
    10.75%, 9/19/13                                   (d)6,130       6,053
--------------------------------------------------------------------------
                                                                     8,841
==========================================================================
TOTAL DEBT INSTRUMENTS
  (Cost $209,996)                                                  205,223
==========================================================================

                                                        NO. OF
                                                      WARRANTS
--------------------------------------------------------------------------
WARRANTS (0.0%)

NIGERIA (0.0%)
  Central Bank of Nigeria,
    expiring 11/15/20                              (e)(h)8,750         @--
==========================================================================
VENEZUELA (0.0%)
  Republic of Venezuela Oil-Linked
    Payment Obligation,
    expiring 4/15/20                              (b)(h)11,350         @--
==========================================================================
TOTAL WARRANTS
  (Cost $@--)                                                          @--
==========================================================================

                                                          FACE
                                                        AMOUNT
                                                         (000)
--------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.2%)

UNITED STATES (1.2%)
REPURCHASE AGREEMENT (1.2%)
  J.P. Morgan Securities, Inc., 1.25%,
    dated 6/30/04, due 7/1/04,
    repurchase price $2,554
    (Cost $2,554)                               $     (i)2,554       2,554
--------------------------------------------------------------------------

4    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 June 30, 2004 (unaudited)

                                                                     VALUE
                                                                     (000)
--------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $212,550)                                                $ 207,777
==========================================================================

                                                        AMOUNT
                                                         (000)
--------------------------------------------------------------------------
OTHER ASSETS
  Cash                                              $        1
  Interest Receivable                                    4,215
  Receivable for Investments Sold                        3,096
  Due from Broker                                        2,157
  Foreign Currency
    (Cost $54)                                              56
  Other                                                     13       9,538
==========================================================================
LIABILITIES
  Payable For:
    Dividends Declared                                  (3,968)
    Investments Purchased                               (2,300)
    Reverse Repurchase
      Agreements                                          (282)
    Investment Advisory Fees                              (175)
    Directors' Fees and Expenses                           (51)
    Administrative Fees                                    (10)
    Custodian Fees                                          (4)
  Other Liabilities                                       (106)     (6,896)
==========================================================================
NET ASSETS
  Applicable to 22,046,881, issued and
    outstanding $ 0.01 par value shares
    (200,000,000 shares authorized)                              $ 210,419
==========================================================================
NET ASSET VALUE PER SHARE                                        $    9.54
==========================================================================
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
  Common Stock                                                   $     220
  Paid-in Capital                                                  279,066
  Undistributed (Distributions in Excess of) Net
    Investment Income                                                   64
  Accumulated Net Realized Gain (Loss)                             (63,722)
  Unrealized Appreciation (Depreciation)
    on Investments, Futures Contracts and Foreign
    Currency Translations                                           (5,209)
==========================================================================
TOTAL NET ASSETS                                                  $210,419
==========================================================================

(a)  Security is in default.
(b) Variable/Floating Rate Security -- Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2004.
(c) Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of June 30, 2004. See note A-3 to financial statements.
(d)  144A Security - Certain conditions for public sale may exist.
(e) Security was valued at fair value - At June 30, 2004, the Fund held fair-valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(f) Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2004. Maturity date disclosed is ultimate maturity.
(g) TRAC-X EM Ltd., acquired at a cost of $1,306,500, was formed by an affiliate of the Adviser. During the six months ended June 30, 2004, there were purchases and sales of this security of $3,148,600 and $1,811,177, respectively. The Fund derived $44,140 of income from this security during the six months ended June 30, 2004, before any applicable withholding taxes.
(h)  Non-income producing.
(i) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@    Face Amount/Value is less than $500.

FUTURES CONTRACTS:

   The Fund had the following futures contract(s) open at period end:

                                                       NET
                                                    UNREALIZED
                    NUMBER                         APPRECIATION
                      OF      VALUE   EXPIRATION  (DEPRECIATION)
                  CONTRACTS   (000)      DATE          (000)
----------------------------------------------------------------
SHORT:
5 Year U.S.
  Treasury Note     474      $51,518   Sept-04       $ (383)
10 Year U.S.
  Treasury Note      49        5,357   Sept-04          (60)
----------------------------------------------------------------
                                                     $ (443)
================================================================

   The accompanying notes are an integral part of the financial statements.    5

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 FINANCIAL STATEMENTS

                                                                                                           SIX MONTHS ENDED
                                                                                                              JUNE 30, 2004
                                                                                                                (UNAUDITED)
STATEMENT OF OPERATIONS                                                                                               (000)
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest (net of $3 of foreign taxes withheld)                                                                   $  9,875
===========================================================================================================================
EXPENSES
  Investment Advisory Fees                                                                                            1,101
  Interest Expense on Reverse Repurchase Agreements                                                                      61
  Professional Fees                                                                                                      54
  Administrative Fees                                                                                                    46
  Stockholder Reporting Expenses                                                                                         28
  Custodian Fees                                                                                                         23
  Stockholder Servicing Fees                                                                                              8
  Interest Expense                                                                                                        3
  Other Expenses                                                                                                         27
===========================================================================================================================
    TOTAL EXPENSES                                                                                                    1,351
===========================================================================================================================
      NET INVESTMENT INCOME                                                                                           8,524
===========================================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                                                         3,948
  Futures                                                                                                               210
===========================================================================================================================
    NET REALIZED GAIN (LOSS)                                                                                          4,158
===========================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                                       (20,573)
  Foreign Currency Translations                                                                                           2
  Futures Contracts                                                                                                     461
===========================================================================================================================
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                                (20,110)
===========================================================================================================================
NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                       (15,952)
===========================================================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                  $ (7,428)
===========================================================================================================================
                                                                                    SIX MONTHS ENDED
                                                                                       JUNE 30, 2004             YEAR ENDED
                                                                                         (UNAUDITED)      DECEMBER 31, 2003
STATEMENT OF CHANGES IN NET ASSETS                                                             (000)                  (000)
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income                                                                    $  8 ,524               $ 16,955
  Net Realized Gain (Loss)                                                                     4,158                 24,891
  Change in Unrealized Appreciation (Depreciation)                                           (20,110)                14,196
===========================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           (7,428)                56,042
===========================================================================================================================
Distributions from and/or in excess of:
  Net Investment Income                                                                       (7,937)               (16,566)
===========================================================================================================================
  TOTAL INCREASE (DECREASE)                                                                  (15,365)                39,476
===========================================================================================================================
Net Assets:
  Beginning of Period                                                                        225,784                186,308
===========================================================================================================================
END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
  INCOME OF $64 AND $(523), RESPECTIVELY)                                                   $210,419               $225,784
===========================================================================================================================

6    The accompanying notes are an integral part of the financial statements

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 FINANCIAL STATEMENTS

                                                                                                           SIX MONTHS ENDED
                                                                                                              JUNE 30, 2004
                                                                                                                (UNAUDITED)
STATEMENT OF CASH FLOWS                                                                                               (000)
---------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Proceeds from Sales and Maturities of Long-Term Investments                                                    $  152,597
  Purchases of Long-Term Investments                                                                               (139,448)
  Net (Increase) Decrease in Short-Term Investments                                                                  (2,554)
  Net Realized Gain (Loss) on Futures Contracts                                                                         210
  Net Investment Income                                                                                               8,524
  ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH PROVIDED (USED) BY OPERATING ACTIVITIES:
    Net (Increase) Decrease in Receivables Related to Operations                                                        992
    Net Increase (Decrease) in Payables Related to Operations                                                           (11)
    Accretion/Amortization of Discounts and Premiums                                                                 (1,203)
---------------------------------------------------------------------------------------------------------------------------
  Net Cash Provided (Used) by Operating Activities                                                                   19,107
===========================================================================================================================
CASH FLOWS FROM FINANCING ACTIVITIES:
  Cash Paid for Reverse Repurchase Agreements                                                                        (9,158)
  Cash Distributions Paid                                                                                            (9,953)
---------------------------------------------------------------------------------------------------------------------------
  Net Cash Provided (Used) for Financing Activities                                                                 (19,111)
---------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Cash                                                                                        (4)
CASH AT BEGINNING OF PERIOD                                                                                               5
---------------------------------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                                                                            $        1
===========================================================================================================================

  The accompanying notes are an integral part of the financial statements.     7

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

SELECTED PER SHARE DATA AND RATIOS

                                 Financial Highlights

                                                 SIX MONTHS
                                                    ENDED                        YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2004    -------------------------------------------------
                                                 (UNAUDITED)        2003     2002      2001      2000       1999
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  10.24       $   8.45  $   8.25  $   8.22  $   8.36   $   7.01
------------------------------------------------------------------------------------------------------------------
Net Investment Income                                 0.39+          0.77+     0.67+     0.80      1.23       1.09
Net Realized and Unrealized Gain (Loss) on
  Investments                                        (0.73)          1.77      0.19      0.08     (0.29)      1.27
    Total from Investment Operations                 (0.34)          2.54      0.86      0.88      0.94       2.36
------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                              (0.36)         (0.75)    (0.66)    (0.85)    (1.08)     (1.01)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $   9.54       $  10.24  $   8.45  $   8.25  $   8.22   $   8.36
==================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD             $   8.28       $   9.76  $   7.55  $   7.40  $   6.88   $   6.81
==================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                      (11.73)%**      40.21%    11.11%    20.65%    16.49%      8.55%
  Net Asset Value (1)                                (3.06)%**      31.44%    11.54%    12.50%    13.50%     36.58%
==================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)             $210,419       $225,784  $186,308  $181,913  $181,134   $184,269
------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets              1.23%*          1.25%     1.34%     1.61%     2.32%      2.28%
Ratio of Expenses Excluding Interest Expense to
  Average Net Assets                                 1.16%*          1.20%     1.29%     1.41%     1.34%      1.35%
Ratio of Net Investment Income to Average Net
  Assets                                              7.73%*         8.04%     8.11%     9.73%     14.31%    14.53%
Portfolio Turnover Rate                                 63%**         187%      149%      233%      272%       178%
------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
+    Per share amounts are based on average shares outstanding.
*    Annualized
**   Not Annualized

8    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 June 30, 2004 (unaudited)

     Morgan Stanley Emerging Markets Debt Fund, Inc. (the "Fund") was incorporated in Maryland on May 6, 1993, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to produce high current income and as a secondary objective, to seek capital appreciation, through investments primarily in debt securities.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

 1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

     All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

     Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

 2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

 3. REVERSE REPURCHASE AGREEMENTS: The Fund may enter into reverse repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 June 30, 2004 (unaudited)

     also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund's liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Statement of Net Assets.

     At June 30, 2004, the Fund had reverse repurchase agreements outstanding with Lehman Brothers as follows:

                                                               MATURITY IN
                                                                 LESS THAN
                                                                  365 DAYS
     ---------------------------------------------------------------------
     Value of Securities Subject to Repurchase                   $ 281,000
     Liability Under Reverse Repurchase
       Agreement                                                 $ 282,000
     Weighted Average Days to Maturity                                   6

     The weighted average weekly balance of reverse repurchase agreements outstanding during the six months ended June 30, 2004, was approximately $6,832,000 at a weekly weighted average interest rate of 0.84%.

4. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

     - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Such investments may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 June 30, 2004 (unaudited)

     contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. STRUCTURED SECURITIES: The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

7. FUTURES: The Fund may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash, government or other liquid securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

     The Fund may use futures contracts in order to manage its exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

8. OVER-THE-COUNTER TRADING: Securities and other derivative instruments that may be purchased or sold by the Fund may consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less, than in the case of an exchange-traded instrument. In addition, significant disparities may exist between bid and asked prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

9. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis and discounts and premiums on investments purchased are accreted or amortized in accordance with the effective yield method over their respective lives, except where collection is in doubt. Distributions to stockholders are recorded on the ex-dividend date.

B. ADVISER: Morgan Stanley Investment Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.00% of the Fund's average weekly net assets.

C. ADMINISTRATOR: JPMorgan Chase & Co., through its corporate affiliate J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. The Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf. An employee of the administrator is an Officer of the fund.

D. CUSTODIAN: JPMorgan Chase Bank and its affiliates serve as custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody,

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 June 30, 2004 (unaudited)

investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 were as follows:

       2003 DISTRIBUTIONS                2002 DISTRIBUTIONS
           PAID FROM:                        PAID FROM:
             (000)                             (000)
----------------------------------    -------------------------
                         LONG-TERM                    LONG-TERM
     ORDINARY              CAPITAL      ORDINARY        CAPITAL
       INCOME                 GAIN        INCOME           GAIN
---------------------------------------------------------------
     $16,566                   $--       $14,551            $--

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

         UNDISTRIBUTED                   UNDISTRIBUTED
        ORDINARY INCOME             LONG-TERM CAPITAL GAIN
             (000)                            (000)
  -------------------------------------------------------------
             $176                              $--
  -------------------------------------------------------------

At June 30, 2004, the U.S. Federal income tax cost basis of securities was approximately $212,550,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $4,773,000 of which $7,449,000 related to appreciated securities and $12,222,000 related to depreciated securities.

At December 31, 2003, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $69,415,000 available to offset future capital gains, of which $52,822,000 will expire on December 31, 2006, $13,135,000 will expire on December 31, 2007 and $3,458,000 will expire on December 31, 2009.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2003, the Fund did not defer any post-October losses to January 1, 2004, for U.S. Federal income tax purposes.

F. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. OTHER: During the six months ended June 30, 2004, the Fund made purchases and sales totaling approximately $141,748,000 and $155,623,000 respectively, of investment securities other than long-term U.S. Government securities, purchased options and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

These investments may be traded by one market maker who may also be utilized by the Fund to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the Statement of Net Assets and the differences could be material.

On June 21, 2004 the Officers of the Fund, pursuant to authority granted by the Board of Directors declared a distribution of $0.18 per share, derived from net investment income, payable on July 15, 2004, to stockholders of record on June 30, 2004.

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 June 30, 2004 (unaudited)

H.  SUPPLEMENTAL PROXY INFORMATION:

The Annual Meeting of the Stockholders of the Fund was held on June 22, 2004. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

1. To elect the following Directors:

                               VOTES IN         VOTES
                               FAVOR OF         AGAINST
-----------------------------------------------------------
Wayne E. Hedien                18,622,287       851,008
James F. Higgins               18,622,787       850,508
Dr. Manuel H. Johnson          18,622,787       850,508

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at www.sec.gov.

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

     Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

     The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

     In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

     Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Emerging Markets Debt Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not Applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.  Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Emerging Markets Debt Fund, Inc.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2004

By:      /s/ James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    August 19, 2004